NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
NET LOSS PER SHARE
Schedule of basic and diluted net loss per shares

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$(Note 2.5)
Numerator:
Net loss attributable to I-Mab	(1,076,481)	(1,046,857)	(156,292)
Net loss attributable to ordinary shareholders	(1,076,481)	(1,046,857)	(156,292)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	168,827,190	188,857,353	188,857,353
Net loss per share—basic and diluted	(6.38)	(5.54)	(0.83)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share

	Six Months Ended June 30,
	2021	2022
Restricted shares	3,193,105	746,792
Stock options	18,326,406	4,166,250
Warrants	1,596,174	—